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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:                      811-09421
                                     ------------------------------------------

                           SAL Trust Preferred Fund I
                           --------------------------
               (Exact name of registrant as specified in charter)

         800 Shades Creek Parkway, Suite 700, Birmingham, Alabama 35209
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               (Address of principal executive offices) (Zip code)

                             Corporate Trust Company
                               1209 Orange Street
                 Wilmington, Delaware 19891, County of Newcastle
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:       1-877-978-3763
                                                   ----------------------------

Date of fiscal year end:      December 31, 2003
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Date of reporting period: July 1, 2003 - June 30, 2004
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ITEM 1.  PROXY VOTING RECORD

The Fund held no voting securities during the period covered by this report. No records are attached.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): SAL Trust Preferred I




By:  /s/ A. Fox deFuniak III
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       A. Fox deFuniak III
       President

Date:  September 7, 2004